Supplement to the
Fidelity® GNMA Fund
September 29, 2017
Prospectus

William Irving no longer serves as co-manager of the fund.

The following information replaces similar information for William Irving found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Sean Corcoran (co-manager) has managed the fund since December 2017.

The following information replaces the biographical information for William Irving found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Sean Corcoran is co-manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Corcoran has worked as a research analyst and portfolio manager.

MOG-17-01 1.9887024.100	December 8, 2017

Supplement to the
Fidelity® Government Income Fund
Class A, Class M, Class C and Class I
October 30, 2017
Prospectus

William Irving no longer serves as lead portfolio manager of the fund.

The following information replaces similar information for William Irving found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Sean Corcoran (co-manager) has managed the fund since December 2017.

The following information replaces the biographical information for William Irving found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Sean Corcoran is co-manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Corcoran has worked as a research analyst and portfolio manager.

AGVT-17-06 1.842500.120	December 8, 2017

Supplement to the
Fidelity's Government Bond Funds
October 30, 2017
Prospectus

William Irving no longer serves as lead portfolio manager of Fidelity Government Income Fund and as co-manager of Fidelity Intermediate Government Income Fund.

The following information replaces similar information for William Irving found in the “Fund Summary” section for Fidelity Government Income Fund under the “Portfolio Manager(s)” heading.

Sean Corcoran (co-manager) has managed the fund since December 2017.

The following information replaces similar information found in the “Fund Summary” section for Fidelity Intermediate Government Income Fund under the “Portfolio Manager(s)” heading.

Franco Castagliuolo (co-manager) has managed the fund since December 2009.

Sean Corcoran (co-manager) has managed the fund since December 2017.

The following information replaces the biographical information found in the “Fund Management” section for the funds under the “Portfolio Manager(s)” heading.

Franco Castagliuolo is co-manager of Fidelity Government Income Fund and co-manager of Fidelity Intermediate Government Income Fund, which he has managed since December 2009. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

Sean Corcoran is co-manager of Fidelity Government Income Fund and co-manager of Fidelity Intermediate Government Income Fund, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Corcoran has worked as a research analyst and portfolio manager.

GOV-SLM-17-01 1.937409.104	December 8, 2017